EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Jun. 30, 2019	Aug. 27, 2018	Dec. 31, 2018
Investment [Line Items]
Impact of warrant conversion			$ (11,499)		$ 0
GGP Inc. (GGP)
Investment [Line Items]
Proportion of ownership interests (as a percentage)		34.00%		34.00%
Investments accounted for using equity method | BSREP III
Investment [Line Items]
Impact of warrant conversion	$ (1,434)		$ (1,434)